                            CONTENTS

THE FUND AT A GLANCE

Brief description of the Fund                          3

EXPENSE INFORMATION

The Fund's annual operating expenses                   4
  Financial Highlights - A Summary
  of financial data                                    5

THE FUND IN DETAIL

Investment Objective and Policies                      7
General Portfolio Policies                             9
Additional Risk Factors                               11

PERFORMANCE TERMS

An Explanation of Performance Terms                   14

SHAREHOLDER'S MANUAL

Types of Account Ownership                            16
How to Open Your Janus Account                        17
How to Purchase Shares                                18
How to Exchange Shares                                20
How to Redeem Shares                                  22
Shareholder Services and Account Policies             25

MANAGEMENT OF THE FUND

Investment Adviser and Investment Personnel           29
Management Expenses                                   30
Portfolio Transactions                                31
Other Service Providers                               31
Other Information                                     32

DISTRIBUTIONS AND TAXES

Distributions                                         33
Taxes                                                 34

APPENDIX A

Glossary of Investment Terms                          36

                           JANUS FUND

                       100 Fillmore Street
                      Denver, CO 80206-4928
                         1-800-525-3713
                    http://www.JanusFunds.com

                        February 17, 1997

Janus Fund (the "Fund") is a no-load, diversified mutual fund that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size.
Generally, the Fund emphasizes issuers with larger market capitalizations.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 15.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 17, 1997, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above. The SEC maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE
SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:

The investment objective of the Fund is long-term growth of capital in a manner consistent with the preservation of capital.

PRIMARY HOLDINGS:

A diversified fund that pursues its objective by investing in common stocks of issuers of any size. The Fund generally invests in larger, more established issuers.

SHAREHOLDER'S INVESTMENT HORIZON:

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 26 years and currently manages approximately $50 billion in assets.

FUND MANAGER:

James P. Craig, III

ASSISTANT FUND MANAGERS:

David Decker
Blaine Rollins

FUND INCEPTION:

February 1970

                       EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases               None
Maximum sales load imposed on reinvested dividends    None
Deferred sales charges on redemptions                 None
Redemption fees*                                      None
Exchange fee                                          None

*There is an $8 service fee for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES(1)

(expressed as a percentage of average net assets)

Management Fee                                        0.65%
Other Expenses                                        0.21%
Total Fund Operating Expenses                         0.86%

(1) The information in the table above is based on expenses before expense offset arrangements for the fiscal year ended
October 31, 1996.

EXAMPLE
                                              1 Year  3 Years 5 Years 10 Years
Assume you invest $1,000, the Fund
returns 5% annually and its expense
ratio remains as listed above.  This
example shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                         $9      $27     $48     $106

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE
SHOWN.

                      FINANCIAL HIGHLIGHTS

The information below is for fiscal periods ending on October 31 of each year. The accounting firm of Price Waterhouse LLP has audited the Fund's financial statements beginning with the year ended October 31, 1990. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI.

                                          1996      1995    1994    1993    1992    1991    1990    1989    1988    1987

 1. Net asset value, beginning of period $23.37   $19.62  $20.81  $18.86  $18.27  $13.25  $16.36  $12.11  $12.39  $14.77
    Income from investment operations:
 2. Net investment income                  0.31     0.16    0.17    0.26    0.23    0.25    0.25    0.22    0.60    0.19
 3. Net gains or (losses) on securities
    (both realized and unrealized)         4.23     3.99  (0.03)    2.88    1.46    5.09  (0.67)    4.59    1.05    0.30
 4. Total from investment operations       4.54     4.15    0.14    3.14    1.69    5.34  (0.42)    4.81    1.65    0.49
    Less distributions:
 5. Dividends (from net investment
    income)                              (0.13)    (.01)  (0.39)  (0.29)  (0.19)  (0.31)  (0.19)  (0.56)  (0.32)  (0.38)
 6. Distributions (from capital gains)   (1.13)    (.39)  (0.94)  (0.90)  (0.91)  (0.01)  (2.50)      --  (1.61)  (2.49)
 7. Total distributions                  (1.26)    (.40)  (1.33)  (1.19)  (1.10)  (0.32)  (2.69)  (0.56)  (1.93)  (2.87)
 8. Net asset value, end of period       $26.65   $23.37  $19.62  $20.81  $18.86  $18.27  $13.25  $16.36  $12.11  $12.39
 9. Total return*                        20.31%   21.62%   0.75%  17.41%   9.35%  40.95% (3.68%)  41.67%  15.83%   4.14%
10. Net assets, end of period
    (in millions)                       $15,313  $11,963  $9,647  $9,098  $4,989  $2,598  $1,049    $673    $391    $387
11. Average net assets for the
    period (in millions)                $13,753  $10,560  $9,339  $7,336 $3,871   $1,785    $930    $487    $382    $486
12. Ratio of gross expenses to
    average net assets**                  0.86%    0.87%     N/A     N/A     N/A     N/A    N/A      N/A     N/A     N/A
13. Ratio of net expenses to
    average net assets**                  0.85%    0.86%   0.91%   0.92%   0.97%   0.98%  1.02%    0.92%   0.98%   1.01%
14. Ratio of net investment income
    to average net assets**               0.91%    1.25%   1.12%   1.55%   1.54%   1.77%   2.11%   1.68%   4.99%   1.55%
15. Portfolio turnover rate**              104%     118%    139%    127%    153%    132%    307%    205%    175%    214%
16. Average commission rate              $.0558      N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

*  Total return is not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.


             UNDERSTANDING THE FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial Highlights table represents the change in value of a Fund share over the fiscal period, but not its total return.

Net investment income is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. Dividends (from net investment income) are the per share amount that the Fund paid from net investment income.

Net gains (or losses) on securities is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) are the per share amount that the Fund paid from net realized gains.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both changes in NAV and income. For the purpose of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. A FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLE.

Ratio of net expenses to average net assets is the total of the Fund's operating expenses divided by its average net assets for the stated period. Ratio of gross expenses to average net assets does not reflect reductions in expenses through the use of brokerage commissions and uninvested cash balances earning interest with the Fund's custodian.

Ratio of net investment income to average net assets is the Fund's total net investment income divided by its average net assets for the stated period.

Portfolio turnover rate is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.

Average commission rate is the total of the Fund's agency commissions paid on equity securities trades divided by the number of shares purchased.

                       THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified fund that pursues its objective by investing in common stocks of issuers of any size. The Fund generally invests in larger, more established issuers.

TYPES OF INVESTMENTS

The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Fund may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Fund will invest less than 35% of its assets in high-yield/high-risk securities. The Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Fund may use options, futures and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 11. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.
The following questions are designed to help you better understand an investment in the Fund.

How are common stocks selected?
The Fund invests substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

Are the same criteria used
to select foreign securities?
Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 11.

What is the main risk of investing
in a common stock fund?
The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 11.

How does the Fund
try to reduce risk?
Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value. The Fund may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors." In addition, to the extent that the Fund holds a larger cash position, it might not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Diversification

The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified.
The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

- As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

- As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

- The Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

Industry Concentration

As a fundamental policy, the Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S.
government securities).

Portfolio Turnover

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

Illiquid Investments

The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

Borrowing and Lending

The Fund may borrow money and lend securities or other assets, as follows:

- The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

- The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

- As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits. There is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS

Special Situations

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Foreign Securities

Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

- Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

- Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country. The Fund may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

- Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers.
    There may be less publicly available information about foreign issuers than domestic issuers.

- Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

- Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

Futures, Options and
Other Derivative Instruments

The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates.
To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

- the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

- imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

- the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

- inability to close out certain hedged positions to avoid adverse tax consequences;

- the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

- leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

- particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When the Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

High-Yield/High-Risk Securities

High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services ("Standard &
Poor's") and Moody's Investors Service, Inc. ("Moody's").

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

Short Sales

The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

See Appendix A for risks associated with certain other investments.

                        PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

The Fund imposes no sales or other charges that would affect total return computations. Fund performance figures are based upon historical results and are not intended to indicate future performance. Investment returns and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                      SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services and features may be modified or discontinued without shareholder approval or prior notice.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this Prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 8:00 a.m.-10:00 p.m., and Saturday:
10:00 a.m.-7:00 p.m., New York time.

MINIMUM INVESTMENTS*

To open a new account                        $2,500
To open a new retirement or
  UGMA/UTMA account                          $  500
To open a new account with
  an Automatic Investment Program            $  500**
To add to any type of an account             $  100

* The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.

**  There is a $100 minimum for each subsequent investment.

TYPES OF ACCOUNT OWNERSHIP

If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application. To request an application, call 1-800-525-3713.

- Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

- A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

- Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

- Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59-1/2.

Investors Fiduciary Trust Company serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).

The following plans require a special application. For an application and more details about our Retirement Plans, call
1-800-525-3713.

- Individual Retirement Account ("IRA"): An IRA allows individuals under the age of 70-1/2 with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for complete information regarding IRAs.

- Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

- Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

- Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus. Send all items to one of the following addresses:

Janus
P.O. Box 173375
Denver, CO 80217-3375

For Overnight Carrier

Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

Investor Service Centers

Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

HOW TO PURCHASE SHARES

Paying for Shares

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted.
Please note the following:

- Cash, credit cards, third party checks and credit card checks will not be accepted.

-   All purchases must be made in U.S. dollars.

- Checks must be drawn on a U.S. bank and made payable to Janus.

- If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

- If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

- The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

Once you have opened your Janus account, the minimum amount for an additional investment is $100. You may add to your account at any time through any of the following options:

By Mail

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

By Telephone

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

By Wire

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

Automatic Investment Programs

Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

-   Automatic Monthly
    Investment Program

    You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

-   Payroll Deduction

    If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

-   By Systematic Exchange

    With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

In Writing

To request an exchange in writing, please follow the instructions for written requests on page 23.

By Telephone

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

By Systematic Exchange

As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

Exchange Policies

- Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

- Exchanges between existing accounts must meet the $100 subsequent investment requirement.

- You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge.

- Exchanges between accounts will be accepted only if the registrations are identical.

- If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

- Be sure that you read the prospectus for the fund into which you are exchanging.

- The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are believed to be detrimental to the Fund.

- An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

QUICK ADDRESS AND TELEPHONE REFERENCE

Mailing Address

Janus
P.O. Box 173375
Denver, CO 80217-3375

For Overnight Carrier

Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

Janus Internet Address

http://www.JanusFunds.com

Janus Investor Services  1-800-525-3713

To speak to a service representative

JETS(R)  1-800-525-6125

For 24-hour access to account and
fund information.

TDD  1-800-525-0056

A telecommunications device for our hearing- and speech-impaired shareholders.

Janus Quoteline(R)  1-800-525-0024

For automated daily quotes on fund
share prices, yields and total returns.

Janus Literature Line  1-800-525-8983

To request a prospectus, shareholder
reports or marketing materials.

HOW TO REDEEM SHARES

On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

In Writing

To request a redemption in writing, please follow the instructions for written requests noted on page 23.

By Telephone

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m.
New York time.

Systematic Redemption Option

Systematic Redemption Options allow you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call
1-800-525-3713.

Payment of Redemption Proceeds

-   By Check

    Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

-   Electronic Transfer

    If you have established this option, your redemption proceeds can be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call
    1-800-525-3713.  There is no fee for this option.

-   By Wire

    If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

If the shares being redeemed were purchased by check, telephone or through the Automatic Monthly Investment Program, the Fund may delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 21 and must include the following information:

-   the name of the Fund,

-   the account number,

-   the amount of money or number of shares being redeemed,

-   the name(s) on the account,

-   the signature(s) of all registered account owners, and

-   your daytime telephone number.

Signature Requirements Based
on Account Type

- Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

- UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

- Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

- Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

-   Trust: Written instructions must be signed by the trustee(s).
    If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

- IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59-1/2) or premature (before age 59-1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SIGNATURE GUARANTEE

In addition to the signature requirements, a signature guarantee is also required if any of the following is applicable:

-   The redemption exceeds $100,000.

- You would like the check made payable to anyone other than the shareholder(s) of record.

- You would like the check mailed to an address which has been changed within 10 days of the redemption request.

- You would like the check mailed to an address other than the address of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds. For more information pertaining to signature guarantees, please call 1-800-525-3713.

HOW TO OBTAIN A
SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S.
consulate may be able to authenticate your signature.

SHAREHOLDER SERVICES
AND ACCOUNT POLICIES

Janus Electronic Telephone
Service (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares or to purchase shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

Janus Web Site

Janus maintains a Web site located at http://www.JanusFunds.com.
You can access information such as your account balance and the Fund's NAV through the Web site. In addition, you may request and/or download a prospectus for any Janus fund.

Account Minimums

Minimum account sizes are noted on page 16. An account established on or before February 18, 1996 is required to meet the minimum balances in effect when the account was established ($1,000 for regular accounts and $250 for retirement and UGMA/UTMA accounts). An active Automatic Monthly Investment
(AMI) on any such account exempted it from any minimum initial investment requirement and continues to do so. In addition, an active AMI on these accounts may continue at $50 per month, provided there is no interruption in the AMI program. All other subsequent investments must meet the $100 required minimum.

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 16 or close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued in September. The $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

Transactions Through
Processing Organizations

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

Taxpayer Identification Number

On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds.
In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Share Certificates

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

Involuntary Redemption

The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Telephone Transactions

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of purchases and exchanges, calling the JETS line.

Temporary Suspension of Services

The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

Address Changes

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

Statements and Reports

Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. (Dividend information will be distributed annually.) The Fund will send you a transaction confirmation statement after every non-systematic transaction. Tax information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.

                     MANAGEMENT OF THE FUND

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital began serving as investment adviser to the Fund in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

James P. Craig, III is Chief Investment Officer of Janus Capital. He is Executive Vice President and portfolio manager of the Fund, which he has managed since 1986 and Executive Vice President and a co-manager of Janus Venture Fund, which he has managed since February 1997. Mr. Craig previously managed Janus Venture Fund from its inception to December 1993 and Janus Balanced Fund from December 1993 to December 1995. He holds a Bachelor of Arts in Business from the University of Alabama and a Master of Arts in Finance from the Wharton School of the University of Pennsylvania.

ASSISTANT PORTFOLIO MANAGERS

David Decker is an assistant portfolio manager of the Fund. He is Executive Vice President and portfolio manager of Janus Special Situations Fund, which he has managed since inception. Mr. Decker received a Masters of Business Administration in Finance from the Fuqua School of Business at Duke University and a Bachelor's Degree in Economics and Political Science from Tufts University. He is a Chartered Financial Analyst.

Blaine Rollins is an assistant portfolio manager of the Fund. He is Executive Vice President and portfolio manager of Janus Balanced Fund, which he has managed since January 1996 and Janus Equity Income Fund which he has managed since inception.
Mr. Rollins joined Janus Capital in 1990 and gained experience as a fixed-income trader and equity research analyst prior to assuming management responsibility for Janus Balanced Fund. He holds a Bachelor of Science in Finance from the University of Colorado and is a Chartered Financial Analyst.

Personal Investing

Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

BREAKDOWN OF MANAGEMENT EXPENSES

The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

Average Daily Net                           Annual Rate
Assets of Fund                              Percentage (%)

First $ 30 Million                          1.00
Next $270 Million                            .75
Next $200 Million                            .70
Over $500 Million                            .65

The actual management fee paid by the Fund for the fiscal year ended October 31, 1996, was 0.65% of the value of the Fund's average daily net assets. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or
ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS

The following parties provide the Fund with administrative and other services.

Custodian

State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

Transfer Agent

Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

Distributor

Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus Service Corporation and Janus Distributors, Inc. are wholly-owned subsidiaries of Janus Capital.

OTHER INFORMATION

Organization

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.

As of the date of this Prospectus, the Trust offers 19 separate series, three of which currently offer three classes of shares. On June 16, 1986, the Trust assumed all the assets and liabilities of the Fund's predecessor corporation, Janus Fund, Inc., which was incorporated under the laws of Maryland on September 18, 1968. All references in this Prospectus to the Fund prior to June 16, 1986 are to its predecessor entity and all references after such date are to the series of the Trust.

The Trust currently offers the other 18 series by other prospectuses.

Shareholder Meetings

The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

Size of the Fund

The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

Master/Feeder Option

The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of all series of the Trust created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                     DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

To avoid taxation, the Internal Revenue Code requires the Fund to distribute net income and any net gains realized by its investments annually. The Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are declared and paid in December.

How Distributions
Affect A Fund's NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"Buying A Dividend"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling
1-800-525-3713.  The Fund offers the following options:

1. Reinvestment Option. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

2. Cash Option. You may receive your income dividends and capital gains distributions in cash.

3. Reinvest And Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

Taxation of the Fund

Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                           APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I.  EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. he discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.


































                               40
00178001.AY1

                            CONTENTS

THE FUND AT A GLANCE

Brief description of the Fund ........................ 3

EXPENSE INFORMATION

The Fund's annual operating expenses ................. 4
Financial Highlights - a summary
  of financial data .................................. 5

THE FUND IN DETAIL
Investment Objective and Policies .................... 7
General Portfolio Policies ........................... 9
Additional Risk Factors ..............................11

PERFORMANCE TERMS

An Explanation of Performance Terms ..................15

SHAREHOLDER'S MANUAL

Types of Account Ownership ...........................16
How to Open Your Janus Account .......................18
How to Purchase Shares ...............................18
How to Exchange Shares ...............................20
How to Redeem Shares .................................22
Shareholder Services
  and Account Policies ...............................26

MANAGEMENT OF THE FUND

Investment Adviser and Investment Personnel ..........29
Management Expenses ..................................30
Portfolio Transactions ...............................30
Other Service Providers ..............................31
Other Information ....................................31

DISTRIBUTIONS AND TAXES

Distributions ........................................33
Taxes ................................................34

APPENDIX A

Glossary of Investment Terms .........................36

                      Janus Worldwide Fund
                       100 Fillmore Street
                      Denver, CO 80206-4928
                         1-800-525-3713
                    http://www.JanusFunds.com

                        February 17, 1997

Janus Worldwide Fund (the "Fund") is a no-load, diversified mutual fund that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 16.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 17, 1997, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above.The SEC maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE
SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

                      THE FUND AT A GLANCE

Investment Objective:

The investment objective of the Fund is long-term growth of capital in a manner consistent with the preservation of capital.

Primary Holdings:

A diversified fund that pursues its objective primarily through investments in common stocks of foreign and domestic issuers.

Shareholder's Investment Horizon:

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in foreign and domestic common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

Fund Adviser:

Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 26 years and currently manages approximately $50 billion in assets.

Fund Manager:

Helen Young Hayes

Assistant Fund Manager:

Laurence Chang

Fund Inception:

May 1991

                       EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

SHAREHOLDER TRANSACTION EXPENSES

    Maximum sales load imposed on purchases               None
    Maximum sales load imposed on reinvested dividends    None
    Deferred sales charges on redemptions                 None
    Redemption fees*                                      None
    Exchange fee                                          None

*There is an $8 service fee for redemptions by wire.


ANNUAL FUND OPERATING EXPENSES(1)
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee                                            0.67%
Other Expenses                                            0.35%
Total Fund Operating Expenses                             1.02%

(1) The information in the table above is based on expenses before expense offset arrangements for the fiscal year ended
    October 31, 1996.

EXAMPLE

                              1 Year  3 Years  5 Years  10 Years
Assume you invest $1,000,
the Fund returns 5% annually
and its expense ratio
remains as listed above.
This example shows the
operating expenses that you
would indirectly bear as an
investor in the Fund.            $10      $32      $56      $125

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE
SHOWN.

                      FINANCIAL HIGHLIGHTS

Unless otherwise noted, the information below is for fiscal periods ending on October 31 of each year. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI.

                             1996     1995     1994    1993     1992  1991(1)

1.  Net asset value,
    beginning of period     $27.65   $27.00   $24.16  $18.95   $17.45  $15.00
    Income from
    investment
    operations:
2.  Net investment income     0.49     0.81     0.15    0.14     0.16      --
3.  Net gains or (losses)
    on securities (both
    realized and
    unrealized)               7.79     1.39     3.34    5.29     1.39    2.45
4.  Total from investment
    operations                8.28     2.20     3.49    5.43     1.55    2.45
    Less distributions:
5.  Dividends (from net
    investment income)      (0.26)   (0.54)   (0.27)  (0.22)       --      --
6.  Distributions (from
    capital gains)          (1.07)   (1.01)   (0.38)      --   (0.05)      --
7.  Total distributions     (1.33)   (1.55)   (0.65)  (0.22)   (0.05)      --
8.  Net asset value, end
    of period               $34.60   $27.65   $27.00  $24.16   $18.95  $17.45
9.  Total return*           31.00%    8.89%   14.76%  28.79%    9.20%  16.00%
10. Net assets, end of
    period (in millions)    $4,467   $1,804   $1,587    $755     $161     $18
11. Average net assets
    for the period (in
    millions)               $2,953   $1,622   $1,244    $379      $80      $7
12. Ratio of gross
    expenses to average
    net assets**             1.02%    1.24%      N/A     N/A      N/A     N/A
13. Ratio of net expenses
    to average net
    assets**                 1.01%    1.23%    1.12%   1.32%    1.73%   2.50%
14. Ratio of net
    investment income to
    average net assets**     0.73%    0.99%    0.42%   0.92%    1.74%   0.02%
15. Portfolio turnover
    rate**                     80%     142%     158%    124%     147%     40%
16. Average commission
    rate                    $.0311      N/A      N/A     N/A      N/A     N/A

(1) Fiscal period from May 1, 1991 to October 31, 1991.
 *Total return is not annualized for periods of less than one full year.
**Annualized for periods of less than one full year.




             UNDERSTANDING THE FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial Highlights table represents the change in value of a Fund share over the fiscal period, but not its total return.

Net investment income is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. Dividends (from net investment income) are the per share amount that the Fund paid from net investment income.

Net gains (or losses) on securities is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) are the per share amount that the Fund paid from net realized gains.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. THE FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLE.

Ratio of net expenses to average net assets is the total of the Fund's operating expenses divided by its average net assets for the stated period. Ratio of gross expenses to average net assets does not reflect reductions in expenses through the use of brokerage commissions and uninvested cash balances earning interest with the Fund's custodian.

Ratio of net investment income to average net assets is the Fund's net investment income divided by its average net assets for the stated period.

Portfolio turnover rate is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.

Average commission rate is the total of the Fund's agency commissions paid on equity securities trades divided by the number of shares purchased.


                       THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

Investment Objective

The investment objective of the Fund is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified fund that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The Fund has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.

Types of Investments

The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Fund may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step-coupon securities, and without limit in indexed/structured securities. The Fund will invest less than 35% of its assets in high-yield/high-risk securities. The Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing foreign securities include depositary receipts or shares, and passive foreign investment companies. The Fund may use options, futures and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 11. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The following questions are designed to help you better understand an investment in the Fund.

How are common stocks selected?
The Fund may invest substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

Are the same criteria used to select foreign securities? Generally, yes. The portfolio manager seeks companies that meet her selection criteria on a worldwide basis, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. The Fund may invest without limit in foreign securities. See "Additional Risk Factors" on page 11.

What is the main risk of investing in a common stock fund?
The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 11.

How does the Fund try to reduce risk?
Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value. The Fund may also use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 11.
In addition, to the extent that the Fund holds a larger cash position, it might not participate in market declines to the same extent as if it had remained fully invested in common stock.

General Portfolio Policies

In investing its assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply only at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Diversification

The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following diversification requirements:

- As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

- As a fundamental policy, with respect to 50% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

- The Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

Industry Concentration

As a fundamental policy, the Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S.
government securities).

Portfolio Turnover

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

Illiquid Investments

The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

Borrowing and Lending

The Fund may borrow money and lend securities or other assets, as follows:

- The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

- The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

- As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits. There is no assurance that such permission will be granted.

Additional Risk Factors

Foreign Securities

Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

- Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the

    Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

- Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country. The Fund may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

- Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers.
    There may be less publicly available information about foreign issuers than domestic issuers.

- Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

- Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

Futures, Options and Other Derivative Instruments

The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates.
To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

- the risk that interest rates, securities prices and currency markets will not move in the direction that the portfolio manager anticipates;

- imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

- the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

- inability to close out certain hedged positions to avoid adverse tax consequences;

- the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

- leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

- particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When the Fund invests in a derivative instrument, it may be required to segregate cash and other liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

High-Yield/High-Risk Securities

High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services ("Standard &
Poor's") and Moody's Investors Service, Inc. ("Moody's").

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

Special Situations

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Short Sales

The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

See Appendix A for risks associated with certain other investments.


                        PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

The Fund imposes no sales or other charges that would affect total return computations. Fund performance figures are based upon historical results and are not intended to indicate future performance. Investment returns and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                      Shareholder's Manual

This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services and features may be modified or discontinued without shareholder approval or prior notice.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this Prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 8:00 a.m.-10:00 p.m., and
Saturday: 10:00 a.m.-7:00 p.m., New York time.

MINIMUM INVESTMENTS*

    To open a new account ............................. $2,500
    To open a new retirement or UGMA/UTMA account ..... $  500
    To open a new account with an Automatic
      Investment Program .............................. $  500**
    To add to any type of an account .................. $  100

*The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.

**There is a $100 minimum for each subsequent investment.


TYPES OF ACCOUNT OWNERSHIP

If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application. To request an application, call 1-800-525-3713.

- Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

- A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

- Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

- Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59-1/2.

Investors Fiduciary Trust Company serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).

The following plans require a special application. For an application and more details about our Retirement Plans, call
1-800-525-3713.

- Individual Retirement Account ("IRA"): An IRA allows individuals under the age of 70-1/2 with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for complete information regarding IRAs.

- Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

- Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

- Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

How to Open Your Janus Account

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus. Send all items to one of the following addresses:

Janus
P.O. Box 173375
Denver, CO 80217-3375

For Overnight Carrier

Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

Investor Service Centers

Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

How to Purchase Shares

Paying for Shares

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted.
Please note the following:

- Cash, credit cards, third party checks and credit card checks will not be accepted.

-   All purchases must be made in U.S. dollars.

- Checks must be drawn on a U.S. bank and made payable to Janus.

- If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

- If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

- The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

Once you have opened your Janus account, the minimum amount for an additional investment is $100. You may add to your account at any time through any of the following options:

By Mail

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

By Telephone

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

By Wire

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

Automatic Investment Programs

Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

-   Automatic Monthly Investment Program

    You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

-   Payroll Deduction

    If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

-   By Systematic Exchange

    With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

How to Exchange Shares

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

In Writing

To request an exchange in writing, please follow the instructions for written requests on page 24.

By Telephone

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

By Systematic Exchange

As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges.

If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

Exchange Policies

- Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

- Exchanges between existing accounts must meet the $100 subsequent investment requirement.

- You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge.

- Exchanges between accounts will be accepted only if the registrations are identical.

- If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

- Be sure that you read the prospectus for the fund into which you are exchanging.

- The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are believed to be detrimental to the Fund.

- An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

Quick Address and Telephone Reference

Mailing Address

Janus
P.O.  Box 173375
Denver, CO 80217-3375

For Overnight Carrier

Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

Janus Internet Address

http://www.JanusFunds.com

Janus Investor Services                         1-800-525-3713

To speak to a service representative

JETS(R)                                         1-800-525-6125

For 24-hour access to account and
fund information.

TDD                                             1-800-525-0056

A telecommunications device for our hearing- and speech-impaired shareholders.

Janus Quoteline(R)                              1-800-525-0024

For automated daily quotes on fund
share prices, yields and total returns.

Janus Literature Line                           1-800-525-8983

To request a prospectus, shareholder
reports or marketing materials.


How to Redeem Shares

On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

In Writing

To request a redemption in writing, please follow the instructions for written requests noted on page 24.

By Telephone

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m.
New York time.

Systematic Redemption Option

Systematic Redemption Options allow you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call
1-800-525-3713.

Payment of Redemption Proceeds

-   By Check

    Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

-   Electronic Transfer

    If you have established this option, your redemption proceeds can be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call
    1-800-525-3713.  There is no fee for this option.

-   By Wire

    If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

If the shares being redeemed were purchased by check, telephone or through the Automatic Monthly Investment Program, the Fund may delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund-Investor Shares during the
15 day hold period.

Written Instructions

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 22 and must include the following information:

-   the name of the Fund,
-   the account number,
-   the amount of money or number of shares being redeemed,
-   the name(s) on the account,
-   the signature(s) of all registered account owners, and
-   your daytime telephone number.

Signature Requirements Based on Account Type

- Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

- UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

- Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

- Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

- Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

- IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59-1/2) or premature (before age 59-1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

Pricing of Fund Shares

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

Signature Guarantee

In addition to the signature requirements, a signature guarantee is also required if any of the following is applicable:

-   The redemption exceeds $100,000.

- You would like the check made payable to anyone other than the shareholder(s) of record.

- You would like the check mailed to an address which has been changed within 10 days of the redemption request.

- You would like the check mailed to an address other than the address of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds. For more information pertaining to signature guarantees, please call 1-800-525-3713.

How to Obtain a Signature Guarantee

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S.
consulate may be able to authenticate your signature.

Shareholder Services and Account Policies

Janus Electronic Telephone Service (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares or to purchase shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

Janus Web Site

Janus maintains a Web site located at http://www.JanusFunds.com.
You can access information such as your account balance and the Fund's NAV through the Web site. In addition, you may request and/or download a prospectus for any Janus fund.

Account Minimums

Minimum account sizes are noted on page 16. An account established on or before February 18, 1996 is required to meet the minimum balances in effect when the account was established ($1,000 for regular accounts and $250 for retirement and UGMA/UTMA accounts). An active Automatic Monthly Investment
(AMI) on any such account exempted it from any minimum initial investment requirement and continues to do so. In addition, an active AMI on these accounts may continue at $50 per month, provided there is no interruption in the AMI program. All other subsequent investments must meet the $100 required minimum.

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 16 or close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued in September. The $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

Transactions Through Processing Organizations

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

Taxpayer Identification Number

On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds.
In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Share Certificates

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

Involuntary Redemption

The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Telephone Transactions

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of purchases and exchanges, calling the JETS line.

Temporary Suspension of Services

The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

Address Changes

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

Statements and Reports

Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. (Dividend information will be distributed annually.) The Fund will send you a transaction confirmation statement after every non-systematic transaction. Tax information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.

                     MANAGEMENT OF THE FUND

Trustees

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

Investment Adviser

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital began serving as investment adviser to certain series of the Trust in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H.
Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

Helen Young Hayes is Executive Vice President and portfolio manager of the Fund, which she has managed or co-managed since its inception. Ms. Hayes joined Janus Capital in 1987 and has also managed Janus Overseas Fund since its inception. She holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

ASSISTANT PORTFOLIO MANAGER

Laurence Chang is assistant portfolio manager of the Fund and Janus Overseas Fund. He received an undergraduate degree with honors in religion and philosophy from Dartmouth College and a Master's Degree in Political Science from Stanford University. He is a Chartered Financial Analyst.

Personal Investing

Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

Breakdown of Management Expenses

The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

Average Daily Net                 Annual Rate
Assets of Fund                    Percentage (%)

First $ 30 Million                1.00
Next $270 Million                  .75
Next $200 Million                  .70
Over $500 Million                  .65

The actual management fee paid by the Fund for the fiscal year ended October 31, 1996, was 0.67% of the value of the Fund's average daily net assets. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

Portfolio Transactions

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

Other Service Providers

The following parties provide the Fund with administrative and other services.

Custodian

State Street Bank and Trust Company
P.O.  Box 0351
Boston, Massachusetts 02117-0351

Transfer Agent

Janus Service Corporation
P.O.  Box 173375
Denver, Colorado 80217-3375

Distributor

Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus Service Corporation and Janus Distributors, Inc. are wholly-owned subsidiaries of Janus Capital.

Other Information

Organization

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.

As of the date of this Prospectus, the Trust offers 19 separate series, three of which currently offer three classes of shares.

The Trust currently offers the other 18 series by other prospectuses.

Shareholder Meetings

The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

Size of the Fund

The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

Master/Feeder Option

The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of all series of the Trust created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                     DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

To avoid taxation, the Internal Revenue Code requires the Fund to distribute net income and any net gains realized by its investments annually. The Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are declared and paid in December.

How Distributions Affect A Fund's NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"Buying A Dividend"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

Distribution Options

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling
1-800-525-3713.  The Fund offers the following options:

1. Reinvestment Option. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

2. Cash Option. You may receive your income dividends and capital gains distributions in cash.

3. Reinvest And Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

Taxation of the Fund

Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                           APPENDIX A


GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I.  EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II.  FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.


































                               41
00178001.AY1

                            CONTENTS

THE FUND AT A GLANCE

Brief description of the Fund .....................   3

EXPENSE INFORMATION

The Fund's annual operating expenses ..............   4
Financial Highlights - a summary
of financial data .................................   5

THE FUND IN DETAIL

Investment Objective and Policies .................   7
General Portfolio Policies ........................   9
Additional Risk Factors ...........................   11

PERFORMANCE TERMS

An Explanation of Performance Terms ...............   15

SHAREHOLDER'S MANUAL

Types of Account Ownership ........................   16
How to Open Your Janus Account ....................   17
How to Purchase Shares ............................   18
How to Exchange Shares ............................   20
How to Redeem Shares ..............................   22
Shareholder Services
and Account Policies ..............................   25

MANAGEMENT OF THE FUND

Investment Adviser and
Investment Personnel ..............................   29
Management Expenses ...............................   30
Portfolio Transactions ............................   30
Other Service Providers ...........................   31
Other Information .................................   31

DISTRIBUTIONS AND TAXES

Distributions .....................................   33
Taxes .............................................   34

APPENDIX A

Glossary of Investment Terms ......................   36

                        Janus Twenty Fund

                       100 Fillmore Street
                      Denver, CO 80206-4928
                         1-800-525-3713
                    http://www.JanusFunds.com

                        February 17, 1997

Janus Twenty Fund (the "Fund") is a no-load, nondiversified mutual fund that seeks long-term growth of capital by normally concentrating its investments in a core position of 20-30 common stocks.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 16.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 17, 1997, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above. The SEC maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE
SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

                      THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:

The Fund seeks long-term growth of capital.

PRIMARY HOLDINGS:

A nondiversified fund that pursues its objective by normally concentrating its investments in a core position of 20-30 common stocks.

SHAREHOLDER'S INVESTMENT HORIZON:

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 26 years and currently manages approximately $50 billion in assets.

FUND MANAGER:

Thomas F. Marsico

ASSISTANT FUND MANAGERS:

Marc Pinto
Claire Young

FUND INCEPTION:

April 30, 1985

                       EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

Shareholder Transaction Expenses

Maximum sales load imposed on purchases................    None
Maximum sales load imposed on reinvested dividends.....    None
Deferred sales charges on redemptions..................    None
Redemption fees*.......................................    None
Exchange fee...........................................    None

*There is an $8 service fee for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES(1)

(expressed as a percentage of average net assets)

Management Fee.........................................    0.66%
Other Expenses.........................................    0.27%
Total Fund Operating Expenses..........................    0.93%

(1) The information in the table above is based on expenses before expense offset arrangements for the fiscal year ended
    October 31, 1996.


EXAMPLE

                                       1 Year   3 Years  5 Years  10 Years
Assume you invest $1,000, the Fund
returns 5% annually and its expense
ratio remains as listed above. This
example shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                    $9       $30      $51      $114

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE
SHOWN.

                      FINANCIAL HIGHLIGHTS

Unless otherwise noted, the information below is for fiscal periods ending on October 31 of each year. The accounting firm of Price Waterhouse LLP has audited the Fund's financial statements beginning with the year ended October 31, 1990. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI.

                             1996    1995     1994      1993    1992(1) 1992(2)    1991(2)   1990(2)   1989(2)   1988(2)  1987(2)

 1. Net asset value, beginning
    of period                $30.12   $24.24   $25.85   $22.75   $22.17   $18.88   $16.01    $13.05      $9.66    $13.69   $14.27
    Income from investment
    operations:
 2. Net investment income      0.37      .01     0.16     0.17     0.09     0.11     0.16      0.05       0.46     0.42      0.30
 3. Net gains or (losses)
    on securities (both
    realized and
    unrealized)                6.68     5.94   (1.07)     3.31     0.49     3.62     2.90      3.35       3.73    (2.86)     0.74
 4. Total from investment
    operations                 7.05     5.95   (0.91)     3.48     0.58     3.73     3.06      3.40       4.19    (2.44)     1.04
    Less distributions:

 5. Dividends (from net
    investment income)           --    (.07)   (0.25)   (0.18)       --   (0.02)   (0.19)   (0.02)      (0.80)    (0.41)   (0.25)
 6. Distributions (from
    capital gains)           (5.27)       --   (0.45)   (0.20)       --   (0.42)       --    (0.42)        --     (1.18)   (1.37)
 7. Total distributions      (5.27)    (.07)   (0.70)   (0.38)       --   (0.44)   (0.19)    (0.44)     (0.80)    (1.59)   (1.62)
 8. Net asset value, end of
    period                   $31.90   $30.12   $24.24   $25.85   $22.75   $22.17   $18.88    $16.01     $13.05     $9.66   $13.69
 9. Total return*            27.59%   24.67%  (3.52%)   15.39%    2.62%   19.60%   19.43%    26.36%     45.89%  (17.13%)    8.66%
10. Net assets, end of
    period (in millions)     $3,937   $2,996   $2,743   $3,749   $2,434   $2,081     $556      $175        $20       $13      $19
11. Average net assets
    for the period (in
    millions)                $3,386   $2,716   $3,051   $3,546   $2,221   $1,188     $294       $64        $10       $16      $16
12. Ratio of gross expenses
    to average net assets**   0.93%    1.00%      N/A      N/A      N/A      N/A      N/A       N/A        N/A       N/A      N/A
13. Ratio of net expenses
    to average net assets**   0.92%    0.99%    1.02%    1.05%    1.12%    1.01%    1.07%     1.32%      1.88%     1.70%    1.79%
14. Ratio of net investment
    income to average net
    assets**                  0.67%    0.62%    0.57%    0.87%    1.27%    1.08%    1.30%     1.28%      0.68%    3.35%     2.98%
15. Portfolio turnover rate**  137%     147%     102%      99%      79%      83%     163%      228%       220%     317%      202%
16. Average commission rate  $.0571      N/A      N/A      N/A      N/A      N/A      N/A       N/A        N/A      N/A       N/A

(1) Fiscal period from June 1, 1992 to October 31, 1992.
(2) Fiscal year ended on May 31st of each year.
*  Total return is not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.

             UNDERSTANDING THE FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial Highlights table represents the change in value of a Fund share over the fiscal period, but not its total return.

Net investment income is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. Dividends (from net investment income) are the per share amount that the Fund paid from net investment income.

Net gains (or losses) on securities is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) are the per share amount that the Fund paid from net realized gains.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. THE FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLE.

Ratio of net expenses to average net assets is the total of the Fund's operating expenses divided by its average net assets for the stated period. Ratio of gross expenses to average net assets does not reflect reductions in expenses through the use of brokerage commissions and uninvested cash balances earning interest with the Fund's custodian.

Ratio of net investment income to average net assets is the Fund's net investment income divided by its average net assets for the stated period.

Portfolio turnover rate is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.

Average commission rate is the total of the Fund's agency commissions paid on equity securities trades divided by the number of shares purchased.

                       THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital. It is a non-diversified fund that pursues its objective by normally concentrating its investments in a core position of 20-30 common stocks.

TYPES OF INVESTMENTS

The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Fund may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Fund will invest less than 35% of its assets in high-yield/high-risk securities. The Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Fund may use options, futures and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 11. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The following questions are designed to help you better understand an investment in the Fund.

How are common stocks selected?

The Fund may invest substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the portfolio manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

Are the same criteria used to select foreign securities?

Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 11.

What is the main risk of investing in a common stock fund?

The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative.

How does a diversified fund differ from a nondiversified fund?

Diversification is a means of reducing risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, its share price can be expected to fluctuate more than a comparable diversified fund.

How does the Fund try to reduce risk?

The Fund may use futures, options and other derivative instruments to protect its portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 11. In addition, to the extent that the Fund holds a larger cash position, it might not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

In investing its assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply only at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Classification

The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The
Fund is deemed to be a nondiversified fund under the 1940 Act and is subject to the following diversification requirements:

-- As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

-- As a fundamental policy, with respect to 50% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

-- The Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

-- The Fund reserves the right to become a diversified company by limiting the investments in which more than 5% of its total assets are invested.

Industry Concentration

As a fundamental policy, the Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S.
government securities).

Portfolio Turnover

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

Illiquid Investments

The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

Borrowing and Lending

The Fund may borrow money and lend securities or other assets, as follows:

-- The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

-- The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

-- As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits. There is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS

Special Situations

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Foreign Securities

Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

-- Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

-- Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country. The Fund may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

-- Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

-- Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

-- Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

Futures, Options and Other Derivative Instruments

The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

-- the risk that interest rates, securities prices and currency markets will not move in the direction that the portfolio manager anticipates;

-- imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

-- the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

-- inability to close out certain hedged positions to avoid adverse tax consequences;

-- the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

-- leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

-- particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When the Fund invests in a derivative instrument, it may be required to segregate cash and other liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

High-Yield/High-Risk Securities

High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services ("Standard &
Poor's") and Moody's Investors Service, Inc. ("Moody's").

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

Short Sales

The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

See Appendix A for risks associated with certain other investments.

                        PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

The Fund imposes no sales or other charges that would affect total return computations. Fund performance figures are based upon historical results and are not intended to indicate future performance. Investment returns and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                      SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services and features may be modified or discontinued without shareholder approval or prior notice.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this Prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 8:00 a.m.-10:00 p.m., and Saturday:
10:00 a.m.-7:00 p.m., New York time.

MINIMUM INVESTMENTS*

To open a new account ............................... $2,500
To open a new retirement or UGMA/UTMA account ....... $  500
To open a new account with an Automatic
  Investment Program ................................ $  500**
To add to any type of an account .................... $  100

 * The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
** There is a $100 minimum for each subsequent investment.

TYPES OF ACCOUNT OWNERSHIP

If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application. To request an application, call 1-800-525-3713.

-- Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

-- A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/ UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

-- Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

-- Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59-1/2.

Investors Fiduciary Trust Company serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).

The following plans require a special application. For an application and more details about our Retirement Plans, call
1-800-525-3713.

-- Individual Retirement Account ("IRA"): An IRA allows individuals under the age of 70-1/2 with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for complete information regarding IRAs.

-- Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

-- Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

-- Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

How to Open Your Janus Account

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus. Send all items to one of the following addresses:

Janus
P.O. Box 173375
Denver, CO 80217-3375

For Overnight Carrier
Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

Investor Service Centers

Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

How to Purchase Shares

Paying for Shares

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted.
Please note the following:

-- Cash, credit cards, third party checks and credit card checks will not be accepted.

--   All purchases must be made in U.S. dollars.

-- Checks must be drawn on a U.S. bank and made payable to Janus.

-- If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

-- If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

-- The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

Once you have opened your Janus account, the minimum amount for an additional investment is $100. You may add to your account at any time through any of the following options:

By Mail

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

By Telephone

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

By Wire

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

Automatic Investment Programs

Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

--   Automatic Monthly Investment Program

     You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

--   Payroll Deduction

     If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck
     ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call
     1-800-525-3713.

--   By Systematic Exchange

     With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

How to Exchange Shares

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

In Writing

To request an exchange in writing, please follow the instructions for written requests on page 23.

By Telephone

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

By Systematic Exchange

As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

Exchange Policies

-- Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

-- Exchanges between existing accounts must meet the $100 subsequent investment requirement.

-- You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge.

-- Exchanges between accounts will be accepted only if the registrations are identical.

-- If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

-- Be sure that you read the prospectus for the fund into which you are exchanging.

-- The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are believed to be detrimental to the Fund.

-- An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

Quick Address and Telephone Reference

Mailing Address

Janus
P.O. Box 173375
Denver, CO 80217-3375

For Overnight Carrier
Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

Janus Internet Address
http://www.JanusFunds.com

Janus Investor Services      1-800-525-3713
To speak to a service representative

JETS(R)  1-800-525-6125
For 24-hour access to account and fund information.

TDD  1-800-525-0056
A telecommunications device for our hearing- and speech-impaired shareholders.

Janus Quoteline(R)           1-800-525-0024
For automated daily quotes on fund share prices, yields and total returns.

Janus Literature Line        1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.

How to Redeem Shares

On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

In Writing

To request a redemption in writing, please follow the instructions for written requests noted on page 23.

By Telephone

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.

Systematic Redemption Option

Systematic Redemption Options allow you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call
1-800-525-3713.

Payment of Redemption Proceeds

--   By Check

     Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

--   Electronic Transfer

     If you have established this option, your redemption proceeds can be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.

--   By Wire

     If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

If the shares being redeemed were purchased by check, telephone or through the Automatic Monthly Investment Program, the Fund may delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

Written Instructions

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 21 and must include the following information:

--   the name of the Fund,
--   the account number,
--   the amount of money or number of shares being redeemed,
--   the name(s) on the account,
--   the signature(s) of all registered account owners, and
--   your daytime telephone number.

Signature Requirements Based on Account Type

-- Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

-- UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

-- Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

-- Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

-- Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

-- IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 591/2) or premature (before age 591/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

Pricing of Fund Shares

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

Signature Guarantee

In addition to the signature requirements, a signature guarantee is also required if any of the following is applicable:

--   The redemption exceeds $100,000.

-- You would like the check made payable to anyone other than the shareholder(s) of record.

-- You would like the check mailed to an address which has been changed within 10 days of the redemption request.

-- You would like the check mailed to an address other than the address of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds. For more information pertaining to signature guarantees, please call 1-800-525-3713.

How to Obtain a Signature Guarantee

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S.
consulate may be able to authenticate your signature.

Shareholder Services and Account Policies

Janus Electronic Telephone Service (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares or to purchase shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

Janus Web Site

Janus maintains a Web site located at http://www.JanusFunds.com.
You can access information such as your account balance and the Fund's NAV through the Web site. In addition, you may request and/or download a prospectus for any Janus fund.

Account Minimums

Minimum account sizes are noted on page 16. An account established on or before February 18, 1996 is required to meet the minimum balances in effect when the account was established ($1,000 for regular accounts and $250 for retirement and UGMA/UTMA accounts). An active Automatic Monthly Investment (AMI) on any such account exempted it from any minimum initial investment requirement and continues to do so. In addition, an active AMI on these accounts may continue at $50 per month, provided there is no interruption in the AMI program. All other subsequent investments must meet the $100 required minimum.

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 16 or close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued in September. The $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

Transactions Through Processing Organizations

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

Taxpayer Identification Number

On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Share Certificates

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

Involuntary Redemption

The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Telephone Transactions

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of purchases and exchanges, calling the JETS line.

Temporary Suspension of Services

The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

Address Changes

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

Statements and Reports

Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. (Dividend information will be distributed annually.) The Fund will send you a transaction confirmation statement after every non-systematic transaction. Tax information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.

                     MANAGEMENT OF THE FUND

Trustees

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

Investment Adviser

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital began serving as investment adviser to certain series of the Trust in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

INVESTMENT PERSONNEL

Portfolio Manager

Thomas F. Marsico is Executive Vice President and portfolio manager of the Fund, which he has managed since March 1988. Mr. Marsico is also the Executive Vice President and portfolio manager of Janus Growth and Income Fund, which he has managed since its inception and Executive Vice President and a co-manager of Janus Venture Fund, which he has managed since February 1997. He holds a Bachelor of Arts in Biology from the University of Colorado and a Master of Business Administration in Finance from the University of Denver.

Assistant Portfolio Managers

Marc Pinto is an assistant portfolio manager of the Fund and Janus Growth and Income Fund. He received an undergraduate degree in History from Yale University and a Masters of Business
Administration from Harvard. He is a Chartered Financial Analyst.

Claire Young is an assistant portfolio manager of the Fund and Janus Growth and Income Fund. She received an undergraduate degree in Electrical Engineering from Yale University. She is a Chartered Financial Analyst.

Personal Investing

Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

Breakdown of Management Expenses

The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

Average Daily Net            Annual Rate
Assets of Fund               Percentage(%)

First $ 30 Million           1.00
Next  $270 Million            .75
Next  $200 Million            .70
Over  $500 Million            .65

The actual management fee paid by the Fund for the fiscal year ended October 31, 1996, was 0.66% of the value of the Fund's average daily net assets. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

Portfolio Transactions

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

Other Service Providers

The following parties provide the Fund with administrative and other services.

Custodian
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus Service Corporation and Janus Distributors, Inc. are wholly-owned subsidiaries of Janus Capital.

Other Information

Organization

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.

As of the date of this Prospectus, the Trust offers 19 separate series, three of which currently offer three classes of shares. The Fund became a series of the Trust on August 7, 1992. It was previously known as Janus Twenty Fund, Inc., a Maryland corporation, and was originally incorporated as Janus Value Fund, Inc. in the state of Maryland. All references in this Prospectus to the Fund prior to the above date are to its predecessor entity and all references after such date are to the series of the Trust.

The Trust currently offers the other 18 series by other prospectuses.

Shareholder Meetings

The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

Size of the Fund

The Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

Master/Feeder Option

The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The Fund's shareholders of record on April 30, 1992, and the initial shareholder(s) of all series of the Trust created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although management of the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


                     DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

To avoid taxation, the Internal Revenue Code requires the Fund to distribute net income and any net gains realized by its investments annually. The Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are declared and paid in December.

How Distributions Affect A Fund's NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"Buying A Dividend"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

Distribution Options

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling
1-800-525-3713. The Fund offers the following options:

1. Reinvestment Option. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

2. Cash Option. You may receive your income dividends and capital gains distributions in cash.

3. Reinvest And Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

Taxation of the Fund

Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                           APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. Equity and Debt Securities

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. Futures, Options and Other Derivatives

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.



































                               41
00178001.AY1

                            Contents

THE FUND AT A GLANCE

Brief description of the Fund..............................   3

EXPENSE INFORMATION

The Fund's annual operating expenses.......................   3
Financial Highlights - a summary of financial data.........   4

THE FUND IN DETAIL

Investment Objective and Policies..........................   7
General Portfolio Policies.................................   9
Additional Risk Factors....................................  11

PERFORMANCE TERMS

An Explanation of Performance Terms........................  15

SHAREHOLDER'S MANUAL

Types of Account Ownership.................................  16
How to Open Your Janus Account.............................  18
How to Purchase Shares.....................................  18
How to Exchange Shares.....................................  20
How to Redeem Shares.......................................  22
Shareholder Services and Account Policies..................  26

MANAGEMENT OF THE FUND

Investment Adviser and Investment Personnel................  29
Management Expenses........................................  30
Portfolio Transactions.....................................  30
Other Service Providers....................................  31
Other Information..........................................  31

DISTRIBUTIONS AND TAXES

Distributions..............................................  33
Taxes......................................................  34

APPENDIX A

Glossary of Investment Terms...............................  36

                       Janus Mercury Fund

                       100 Fillmore Street
                      Denver, CO 80206-4928
                         1-800-525-3713
                    http://www.JanusFunds.com

                        February 17, 1997

Janus Mercury Fund (the "Fund") is a no-load, diversified mutual fund that seeks long-term growth of capital. The Fund pursues its objective by investing in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 16.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 17, 1997, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above. The SEC maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE
SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

THE FUND AT A GLANCE

Investment Objective:

The investment objective of the Fund is long-term growth of capital.

Primary Holdings:

A diversified fund that pursues its investment objective by investing primarily in common stocks of companies of any size.

Shareholder's Investment Horizon:

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

Fund Adviser:

Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 26 years and currently manages approximately $50 billion in assets.

Fund Manager:

Warren B. Lammert

Assistant Fund Manager:

Tom Malley

Fund Inception:

May 1993

Expense Information

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

Shareholder Transaction Expenses

    Maximum sales load imposed on purchases      None
    Maximum sales load imposed on reinvested
      dividends                                  None
    Deferred sales charges on redemptions        None
    Redemption fees*                             None
    Exchange fee                                 None

*   There is an $8 service fee for redemptions by wire.

Annual Fund Operating Expenses(1)
(expressed as a percentage of average net assets)

    Management Fee                     0.67%
    Other Expenses                     0.35%
    Total Fund Operating Expenses      1.02%

(1) The information in the table above is based on expenses before expense offset arrangements for the fiscal year ended
    October 31, 1996.

Example
                                1 Year  3 Years  5 Years 10 Years
Assume you invest $1,000, the
Fund returns 5% annually and
its expense ratio remains as
listed above.  This example
shows the operating expenses
that you would indirectly bear
as an investor in the Fund.       $10       $32     $56      $125

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE
SHOWN.

FINANCIAL HIGHLIGHTS

The information below is for fiscal periods ending on October 31 of each year and has been audited by the accounting firm of Price
Waterhouse LLP.  Their report is included in the Fund's Annual
Report, which is incorporated by reference into the SAI.

                                               1996     1995    1994  1993(1)

1.  Net asset value, beginning of period       $17.38  $14.12  $11.70  $10.00
    Income from investment operations:
2.  Net investment income (loss)                 0.14    0.16    0.02  (0.01)
3.  Net gains or (losses) on securities
     (both realized and unrealized)              2.74    3.37    2.40    1.71
4.  Total from investment operations             2.88    3.53    2.42    1.70
    Less distributions:
5.  Dividends (from net investment income)         --  (0.16)      --      --
6.  Distributions (from capital gains)         (2.06)  (0.11)      --      --
7.  Total distributions                        (2.06)  (0.27)      --      --
8.  Net asset value, end of period             $18.20  $17.38  $14.12  $11.70
9.  Total return*                              18.18%  25.53%  20.68%  17.00%
10. Net assets, end of period (in millions)    $2,002  $1,521    $596    $113
11. Average net assets for the period
      (in millions)                            $1,839  $1,116    $258     $67
12. Ratio of gross expenses to average net
      assets**                                  1.02%   1.14%     N/A     N/A
13. Ratio of net expenses to average net
       assets**                                 1.00%   1.12%   1.33%   1.75%
14. Ratio of net investment income/(loss)
      to average net assets**                   0.45%   0.50%   0.25% (0.40%)
15. Portfolio turnover rate**                   1.77%    201%    283%    151%
16. Average commission rate                    $.0383     N/A     N/A     N/A

(1) Fiscal period from May3, 1993 (inception) to October 31, 1993.
* Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial Highlights table represents the change in value of a Fund share over the fiscal period, but not its total return.

Net investment income is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. Dividends (from net investment income) are the per share amount that the Fund paid from net investment income.

Net gains (or losses) on securities is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) are the per share amount that the Fund paid from net realized gains.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. THE FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLE.

Ratio of net expenses to average net assets is the total of the Fund's operating expenses divided by its average net assets for the stated period. Ratio of gross expenses to average net assets does not reflect reductions in expenses through the use of brokerage commissions and uninvested cash balances earning interest with the Fund's custodian.

Ratio of net investment income to average net assets is the Fund's net investment income divided by its average net assets for the stated period.

Portfolio turnover rate is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.

Average commission rate is the total of the Fund's agency commissions paid on equity securities trades divided by the number of shares purchased.

THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital. It is a diversified fund that pursues its objective by investing in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

TYPES OF INVESTMENTS

The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Fund may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step-coupon securities, and without limit in indexed/structured securities. The Fund will invest less than 35% of its assets in high-yield/high-risk securities. The Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Fund may use options, futures and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 11. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The following questions are designed to help you better understand an investment in the Fund.

How are common stocks selected?
The Fund invests substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the manager generally seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

Are the same criteria used to select foreign securities? Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 11.

What is the main risk of investing in a common stock fund?
The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 11.

How does the Fund try to reduce risk?
Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value. The Fund may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors." In addition, to the extent that the Fund holds a larger cash position, it might not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Diversification

The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified.
The Fund is deemed to be a diversified fund under the 1940 Act and is subject to the following requirements:

- As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

- As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

- The Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

Industry Concentration

As a fundamental policy, the Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S.
government securities).

Portfolio Turnover

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

Illiquid Investments

The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

Borrowing and Lending

The Fund may borrow money and lend securities or other assets, as follows:

- The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

- The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

- As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits. There is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS

Investments in Smaller Companies

Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers.

The Fund may invest in companies that have relatively small revenues, have a small share of the market for their products or services, or have limited geographic or product markets. Small companies may lack depth of management, they may be unable to generate internally funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of small companies held by the Fund may have limited trading markets that may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

Special Situations

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Foreign Securities

Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

- Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

- Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country. The Fund may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

- Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers.
    There may be less publicly available information about foreign issuers than domestic issuers.

- Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

- Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

Futures, Options and Other Derivative Instruments

The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates.
To a limited extent, the Fund may also use most derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

- the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

- imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

- the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

- inability to close out certain hedged positions to avoid adverse tax consequences;

- the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

- leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

- particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When the Fund invests in a derivative instrument, it may be required to segregate cash and other liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

High-Yield/High-Risk Securities

High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services ("Standard &
Poor's") and Moody's Investors Service, Inc. ("Moody's").

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

Short Sales

The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

See Appendix A for risks associated with certain other investments.

PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

The Fund imposes no sales or other charges that would affect total return computations. Fund performance figures are based upon historical results and are not intended to indicate future performance. Investment returns and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services and features may be modified or discontinued without shareholder approval or prior notice.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this Prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 8:00 a.m.-10:00 p.m., and Saturday:
10:00 a.m.-7:00 p.m., New York time.

MINIMUM INVESTMENTS*

    To open a new account........................   $2,500
    To open a new retirement or UGMA/UTMA
      account....................................   $  500
    To open a new account with an Automatic
      Investment Program.........................   $  500**
    To add to any type of an account ............   $  100

* The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
**  There is a $100 minimum for each subsequent investment.

TYPES OF ACCOUNT OWNERSHIP

If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application. To request an application, call 1-800-525-3713.

- Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

- A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

- Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

- Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59-1/2.

Investors Fiduciary Trust Company serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).

The following plans require a special application. For an application and more details about our Retirement Plans, call
1-800-525-3713.

- Individual Retirement Account ("IRA"): An IRA allows individuals under the age of 701/2 with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for complete information regarding IRAs.

- Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

- Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

- Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus. Send all items to one of the following addresses:

Janus
P.O. Box 173375
Denver, CO 80217-3375

For Overnight Carrier
Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

Investor Service Centers

Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

HOW TO PURCHASE SHARES

Paying for Shares

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted.
Please note the following:

- Cash, credit cards, third party checks and credit card checks will not be accepted.

-   All purchases must be made in U.S. dollars.

- Checks must be drawn on a U.S. bank and made payable to Janus.

- If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

- If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

- The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

Once you have opened your Janus account, the minimum amount for an additional investment is $100. You may add to your account at any time through any of the following options:

By Mail

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

By Telephone

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

By Wire

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

Automatic Investment Programs

Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

-   Automatic Monthly Investment Program

    You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

-   Payroll Deduction

    If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

-   By Systematic Exchange

    With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

In Writing

To request an exchange in writing, please follow the instructions for written requests on page 24.

By Telephone

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

By Systematic Exchange

As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

Exchange Policies

- Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

- Exchanges between existing accounts must meet the $100 subsequent investment requirement.

- You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge.

- Exchanges between accounts will be accepted only if the registrations are identical.

- If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

- Be sure that you read the prospectus for the fund into which you are exchanging.

- The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are believed to be detrimental to the Fund.

- An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

QUICK ADDRESS AND TELEPHONE REFERENCE

Mailing Address
Janus
P.O. Box 173375
Denver, CO 80217-3375

For Overnight Carrier
Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

Janus Internet Address
http://www.JanusFunds.com

Janus Investor Services  1-800-525-3713
To speak to a service representative

JETS(R) 1-800-525-6125
For 24-hour access to account and fund information.

TDD  1-800-525-0056
A telecommunications device for our hearing- and speech-impaired shareholders.

Janus Quoteline(R)  1-800-525-0024
For automated daily quotes on fund share prices, yields and total returns.

Janus Literature Line  1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.

HOW TO REDEEM SHARES

On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

In Writing

To request a redemption in writing, please follow the instructions for written requests noted on page 24.

By Telephone

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m.
New York time.

Systematic Redemption Option

Systematic Redemption Options allow you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call
1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

-   By Check

    Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

-   Electronic Transfer

    If you have established this option, your redemption proceeds can be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call
    1-800-525-3713.  There is no fee for this option.

-   By Wire

    If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

If the shares being redeemed were purchased by check, telephone or through the Automatic Monthly Investment Program, the Fund may delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund -- Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 22 and must include the following information:

-   the name of the Fund,

-   the account number,

-   the amount of money or number of shares being redeemed,

-   the name(s) on the account,

-   the signature(s) of all registered account owners, and

-   your daytime telephone number.

Signature Requirements Based on Account Type

- Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

- UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

- Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

- Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

-   Trust: Written instructions must be signed by the trustee(s).
    If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

- IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59-1/2) or premature (before age 59-1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SIGNATURE GUARANTEE

In addition to the signature requirements, a signature guarantee is also required if any of the following is applicable:

-   The redemption exceeds $100,000.

- You would like the check made payable to anyone other than the shareholder(s) of record.

- You would like the check mailed to an address which has been changed within 10 days of the redemption request.

- You would like the check mailed to an address other than the address of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds. For more information pertaining to signature guarantees, please call 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S.
consulate may be able to authenticate your signature.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Janus Electronic Telephone Service (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares or to purchase shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

Janus Web Site

Janus maintains a Web site located at http://www.JanusFunds.com.
You can access information such as your account balance and the Fund's NAV through the Web site. In addition, you may request and/or download a prospectus for any Janus fund.

Account Minimums

Minimum account sizes are noted on page 16. An account established on or before February 18, 1996 is required to meet the minimum balances in effect when the account was established ($1,000 for regular accounts and $250 for retirement and UGMA/UTMA accounts). An active Automatic Monthly Investment
(AMI) on any such account exempted it from any minimum initial investment requirement and continues to do so. In addition, an active AMI on these accounts may continue at $50 per month, provided there is no interruption in the AMI program. All other subsequent investments must meet the $100 required minimum.

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 16 or close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued in September. The $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

Transactions Through Processing Organizations

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

Taxpayer Identification Number

On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds.
In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Share Certificates

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

Involuntary Redemption

The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Telephone Transactions

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of purchases and exchanges, calling the JETS line.

Temporary Suspension of Services

The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

Address Changes

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

Statements and Reports

Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. (Dividend information will be distributed annually.) The Fund will send you a transaction confirmation statement after every non-systematic transaction. Tax information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.

MANAGEMENT OF THE FUND

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital began serving as investment adviser to certain series of the Trust in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

Warren B. Lammert is Executive Vice President and portfolio manager of the Fund. Mr. Lammert joined Janus Capital in 1987 and has managed Janus Mercury Fund since its inception and Janus Balanced Fund from its inception to December 1993. He also co-managed Janus Venture Fund from December 1993 to February 1997. He holds a Bachelor of Arts in Economics from Yale University and a Master of Science in Economic History from the London School of Economics and is a Chartered Financial Analyst.

ASSISTANT PORTFOLIO MANAGER

Tom Malley is assistant portfolio manager of the Fund. He received an undergraduate degree in Molecular Biology from Stanford University. He is a Chartered Financial Analyst.

Personal Investing

Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

BREAKDOWN OF MANAGEMENT EXPENSES

The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

Average Daily Net       Annual Rate
Assets of Fund          Percentage(%)

First $30 Million            1.00
Next $270 Million             .75
Next $200 Million             .70
Over $500 Million             .65

The actual management fee paid by the Fund for the fiscal year ended October 31, 1996, was 0.67% of the value of the Fund's average daily net assets. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or
ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS

The following parties provide the Fund with administrative and other services.

Custodian
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus Service Corporation and Janus Distributors, Inc. are wholly-owned subsidiaries of Janus Capital.

OTHER INFORMATION

Organization

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.

As of the date of this Prospectus, the Trust offers 19 separate series, three of which currently offer three classes of shares.

The Trust currently offers the other 18 series by other prospectuses.

Shareholder Meetings

The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of the other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

Size of the Fund

The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

Master/Feeder Option

The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of all series of the Trust created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

To avoid taxation, the Internal Revenue Code requires the Fund to distribute net income and any net gains realized by its investments annually. The Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are declared and paid in December.

How Distributions Affect A Fund's NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"Buying A Dividend"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling
1-800-525-3713.  The Fund offers the following options:

1. Reinvestment Option. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

2. Cash Option. You may receive your income dividends and capital gains distributions in cash.

3. Reinvest And Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

Taxation of the Fund

Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

Appendix A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I.  EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.


































                               40
00178001.AY1

                       Contents

                 THE FUND AT A GLANCE

Brief description of the Fund ...................... 3

                  EXPENSE INFORMATION

The Fund's annual operating expenses ............... 4
Financial Highlights - a summary of financial
  data ............................................. 5

                  THE FUND IN DETAIL

Investment Objective and Policies .................. 7
General Portfolio Policies ......................... 9
Additional Risk Factors ............................11

                   PERFORMANCE TERMS

An Explanation of Performance Terms ................15

                 SHAREHOLDER'S MANUAL

Types of Account Ownership .........................16
How to Open Your Janus Account .....................17
How to Purchase Shares .............................18
How to Exchange Shares .............................20
How to Redeem Shares ...............................22
Shareholder Services and Account Policies ..........25

                MANAGEMENT OF THE FUND

Investment Adviser and Investment Personnel ........29
Management Expenses ................................30
Portfolio Transactions .............................30
Other Service Providers ............................31
Other Information ..................................31

                DISTRIBUTIONS AND TAXES

Distributions ......................................32
Taxes ..............................................34

                      APPENDIX A

Glossary of Investment Terms .......................35

                  Janus Overseas Fund
                  100 Fillmore Street
                 Denver, CO 80206-4928
                    1-800-525-3713
               http://www.JanusFunds.com
                   February 17, 1997

Janus Overseas Fund (the "Fund") is a no-load, diversified mutual fund that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 15.

The Fund is a portfolio of Janus Investment Fund (the
"Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 17, 1997, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above. The SEC maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other government agency.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR
HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

                 The Fund At A Glance

Investment Objective:

The investment objective of the Fund is long-term growth of capital.

Primary Holdings:

A diversified fund that pursues its investment objective primarily through investments in common stocks of issuers located outside the United States.

Shareholder's Investment Horizon:

The Fund is designed for investors who seek growth of capital and who can tolerate the greater risks associated with investments in common stocks of foreign issuers. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

Fund Adviser:

Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 26 years and currently manages approximately $50 billion in assets.

Fund Manager:

Helen Young Hayes

ASSISTANT FUND MANAGER:

Laurence Chang

Fund Inception:

May 1994

                  EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating
Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

Shareholder Transaction Expenses

Maximum sales load imposed on purchases                      None
Maximum sales load imposed on reinvested dividends           None
Deferred sales charges on redemptions                        None
Redemption fees*                                             None
Exchange fee                                                 None

*There is an $8 service fee for redemptions by wire.


Annual Fund Operating Expenses(1)
(expressed as a percentage of net assets)

Management Fee                    0.75%
Other Expenses                    0.51%
Total Fund Operating Expenses     1.26%

(1) The information in the table above is based on expenses before offset arrangements for the fiscal year ended
     October 31, 1996.

Example

                                1 Year 3 Years   5 Years 10 Years
Assume you invest $1,000,
the Fund returns 5% annually
and its expense ratio remains
as listed above.  This example
shows the operating expenses
that you would indirectly
bear as an investor in
the Fund.                       $13      $40       $69      152

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE
SHOWN.

                      FINANCIAL HIGHLIGHTS

The information below is for the fiscal period ending on October 31 of each year and has been audited by the accounting firm of Price Waterhouse LLP. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI.

                                                       1996    1995    1994(1)
 1. Net asset value, beginning of period               $11.58  $10.36   $10.00
    Income from investment operations:
 2. Net investment income (loss)                         0.10    0.12   (0.02)
 3. Net gains or (losses) on securities
    (both realized and unrealized)                       3.34    1.10     0.38
 4. Total from investment operations                     3.44    1.22     0.36
    Less distributions:
 5. Dividends (from net investment income)             (0.11)      --       --
 6. Distributions (from capital gains)                 (0.10)      --       --
 7. Total distributions                                (0.21)      --       --
 8. Net asset value, end of period                     $14.81  $11.58   $10.36
 9. Total return*                                      30.19%  11.78%    3.60%
10. Net assets, end of period (in millions)              $773    $111      $64
11. Average net assets for the period (in millions)      $335     $78      $37
12. Ratio of gross expenses to average net assets**     1.26%     N/A      N/A
13. Ratio of net expenses to average net assets**       1.23%   1.73%    2.16%
14. Ratio of net investment income/(loss)
    to average net assets**                             0.73%   0.36%  (0.64%)
15. Portfolio turnover rate**                             71%    188%     181%
16. Average commission rate                            $.0234     N/A     N/A

(1) Fiscal period from May 2, 1994 (inception) to October 31, 1994.
   *Total return is not annualized for periods of less than one full year. **Annualized for periods of less than one full year.

             UNDERSTANDING THE FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial Highlights table represents the change in value of a Fund share over the fiscal period, but not its total return.

Net investment income is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. Dividends (from net investment income) are the per share amount that the Fund paid from net investment income.

Net gains or (losses) on securities is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) are the per share amount that the Fund paid from net realized gains.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. THE FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLE.

Ratio of net expenses to average net assets is the total of the Fund's operating expenses divided by its average net assets for the stated period. Ratio of gross expenses to average net assets does not reflect reductions in expenses through the use of brokerage commissions and uninvested cash balances earning interest with the Fund's custodian.

Ratio of net investment income to average net assets is the Fund's total net investment income divided by its average net assets for the stated period.

Portfolio turnover rate is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.

Average commission rate is the total of the Fund's agency commissions paid on equity securities trades divided by the number of shares purchased.

                       THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

Investment Objective

The investment objective of the Fund is long-term growth of capital. It is a diversified fund that pursues its objective primarily through investments in common stocks of issuers located outside the United States. The Fund has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

Types of Investments

The Fund invests primarily in common stocks of foreign issuers selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities and debt securities.
The Fund may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Fund will invest less than 35% of its assets in high-yield/high-risk securities. The Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Fund may use options, futures and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 11. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The following questions are designed to help you better understand an investment in the Fund.

How are common stocks selected?
The Fund may invest substantially all of its assets in common stocks of foreign issuers to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large regardless of country of organization or place of principal business activity. Although themes may emerge in the Fund, securities are generally selected without regard to any defined allocation among countries, geographic regions or industry sectors, or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

Are the same criteria used to select foreign securities? Generally, yes. The portfolio manager seeks companies that meet her selection criteria on a worldwide basis, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. The Fund may invest without limit in foreign securities. See "Additional Risk Factors" on page 11.

What is the main risk of investing in a common stock fund?
The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 11.

How does the Fund try to reduce risk?
Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value. The Fund may also use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 11.
In addition, to the extent that the Fund holds a larger cash position, it might not participate in market declines to the same extent as if it had remained fully invested in common stocks.

General Portfolio Policies

In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Diversification

The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified.
The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

-- As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

-- As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

-- The Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

Industry Concentration

As a fundamental policy, the Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S.
government securities).

Portfolio Turnover

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

Illiquid Investments

The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

Borrowing and Lending

The Fund may borrow money and lend securities or other assets, as follows:

-- The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

-- The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

-- As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits. There is no assurance that such permission will be granted.

Additional Risk Factors

Foreign Securities

Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

-- Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

-- Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country. The Fund may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

-- Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

-- Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

-- Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

Futures, Options and Other Derivative Instruments

The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates.
To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

-- the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

-- imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

-- the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

-- inability to close out certain hedged positions to avoid adverse tax consequences;

-- the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

-- leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

-- particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When the Fund invests in a derivative instrument, it may be required to segregate cash and other liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the

Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

High-Yield/High-Risk Securities

High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services ("Standard &
Poor's") and Moody's Investors Service, Inc. ("Moody's").

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

Short Sales

The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

Special Situations

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

See Appendix A for risk associated with certain other investments.

                        PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

The Fund imposes no sales or other charges that would affect total return computations. Fund performance figures are based upon historical results and are not intended to indicate future performance. Investment returns and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                      SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services and features may be modified or discontinued without shareholder approval or prior notice.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this Prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 8:00 a.m.-10:00 p.m., and Saturday:
10:00 a.m.-7:00 p.m., New York time.

MINIMUM INVESTMENTS*

To open a new account .................................. $2,500
To open a new retirement or
  UGMA/UTMA account .................................... $  500
To open a new account with
  an Automatic Investment Program ...................... $  500**
To add to any type of an account ....................... $  100

* The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
** There is a $100 minimum for each subsequent investment.

TYPES OF ACCOUNT OWNERSHIP

If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application. To request an application, call 1-800-525-3713.

-- Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

-- A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

-- Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

-- Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59-1/2.

Investors Fiduciary Trust Company serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).

The following plans require a special application. For an application and more details about our Retirement Plans, call
1-800-525-3713.

-- Individual Retirement Account ("IRA"): An IRA allows individuals under the age of 70-1/2 with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for complete information regarding IRAs.

-- Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

-- Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

-- Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

How to Open Your Janus Account

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus. Send all items to one of the following addresses:

Janus
P.O. Box 173375
Denver, CO 80217-3375

For Overnight Carrier
Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

Investor Service Centers

Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

How to Purchase Shares

Paying for Shares

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted.
Please note the following:

-- Cash, credit cards, third party checks and credit card checks will not be accepted.

--   All purchases must be made in U.S. dollars.

-- Checks must be drawn on a U.S. bank and made payable to Janus.

-- If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

-- If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

-- The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

Once you have opened your Janus account, the minimum amount for an additional investment is $100. You may add to your account at any time through any of the following options:

By Mail

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

By Telephone

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

By Wire

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

Automatic Investment Programs

Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

--   Automatic Monthly Investment Program

     You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

--   Payroll Deduction

     If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck
     ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call
     1-800-525-3713.

--   By Systematic Exchange

     With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

How to Exchange Shares

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

In Writing

To request an exchange in writing, please follow the instructions for written requests on page 23.

By Telephone

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

By Systematic Exchange

As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

Exchange Policies

-- Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

-- Exchanges between existing accounts must meet the $100 subsequent investment requirement.

-- You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge.

-- Exchanges between accounts will be accepted only if the registrations are identical.

-- If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

-- Be sure that you read the prospectus for the fund into which you are exchanging.

-- The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are believed to be detrimental to the Fund.

-- An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

Quick Address and Telephone Reference

Mailing Address
Janus
P.O. Box 173375
Denver, CO 80217-3375

For Overnight Carrier

Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

Janus Internet Address
http://www.JanusFunds.com

Janus Investor Services 1-800-525-3713
To speak to a service representative

JETS(R)  1-800-525-6125
For 24-hour access to account and fund information.

TDD  1-800-525-0056
A telecommunications device for our hearing- and speech-impaired shareholders.

Janus Quoteline(R) 1-800-525-0024
For automated daily quotes on fund share prices, yields and total returns.

Janus Literature Line   1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.

How to Redeem Shares

On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

In Writing

To request a redemption in writing, please follow the instructions for written requests noted on page 23.

By Telephone

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m.
New York time.

Systematic Redemption Option

Systematic Redemption Options allow you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call
1-800-525-3713.

Payment of Redemption Proceeds

--   By Check

     Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

--   Electronic Transfer

     If you have established this option, your redemption proceeds can be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.

--   By Wire

     If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

If the shares being redeemed were purchased by check, telephone or through the Automatic Monthly Investment Program, the Fund may delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

Written Instructions

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 21 and must include the following information:

--   the name of the Fund,
--   the account number,
--   the amount of money or number of shares being redeemed,
--   the name(s) on the account,
--   the signature(s) of all registered account owners, and
--   your daytime telephone number.

Signature Requirements Based on Account Type

-- Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

-- UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

-- Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

-- Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

-- Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

-- IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 591/2) or premature (before age 591/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

Pricing of Fund Shares

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

Signature Guarantee

In addition to the signature requirements, a signature guarantee is also required if any of the following is applicable:

--   The redemption exceeds $100,000.

-- You would like the check made payable to anyone other than the shareholder(s) of record.

-- You would like the check mailed to an address which has been changed within 10 days of the redemption request.

-- You would like the check mailed to an address other than the address of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds. For more information pertaining to signature guarantees, please call 1-800-525-3713.

How to Obtain a Signature Guarantee

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S.
consulate may be able to authenticate your signature.

Shareholder Services and Account Policies

Janus Electronic Telephone Service (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares or to purchase shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

Janus Web Site

Janus maintains a Web site located at http://www.JanusFunds.com.
You can access information such as your account balance and the Fund's NAV through the Web site. In addition, you may request and/or download a prospectus for any Janus fund.

Account Minimums

Minimum account sizes are noted on page 16. An account established on or before February 18, 1996 is required to meet the minimum balances in effect when the account was established ($1,000 for regular accounts and $250 for retirement and UGMA/UTMA accounts). An active Automatic Monthly Investment
(AMI) on any such account exempted it from any minimum initial investment requirement and continues to do so. In addition, an active AMI on these accounts may continue at $50 per month, provided there is no interruption in the AMI program. All other subsequent investments must meet the $100 required minimum.

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 16 or close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued in September. The $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

Transactions Through Processing Organizations

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A

Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

Taxpayer Identification Number

On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds.
In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Share Certificates

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

Involuntary Redemption

The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Telephone Transactions

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of purchases and exchanges, calling the JETS line.

Temporary Suspension of Services

The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

Address Changes

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

Statements and Reports

Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. (Dividend information will be distributed annually.) The Fund will send you a transaction confirmation statement after every non-systematic transaction. Tax information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.

                     MANAGEMENT OF THE FUND

Trustees

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

Investment Adviser

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital began serving as investment adviser to certain series of the Trust in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

Helen Young Hayes is Executive Vice President and portfolio manager of the Fund, which she has managed since its inception. Ms. Hayes joined Janus Capital in 1987 and has also managed or co-managed Janus Worldwide Fund since its inception. She holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

ASSISTANT PORTFOLIO MANAGER

Laurence Chang is assistant portfolio manager of the Fund and Janus Worldwide Fund. He received an undergraduate degree with honors in religion and philosophy from Dartmouth College and a

Master's Degree in Political Science from Stanford University.
He is a Chartered Financial Analyst.

Personal Investing

Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

Breakdown of Management Expenses

The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

Average Daily Net            Annual Rate
Assets of the Fund           Percentage (%)
First $ 30 Million           1.00
Next  $270 Million            .75
Next  $200 Million            .70
Next  $500 Million            .65

The actual management fee paid by the Fund for the fiscal year ended October 31, 1996, was 0.75% of the value of the Fund's average daily net assets. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

Portfolio Transactions

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund
i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

Other Service Providers

The following parties provide the Fund with administrative and other services.

Custodian

State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

Transfer Agent

Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

Distributor

Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus Service Corporation and Janus Distributors, Inc. are wholly-owned subsidiaries of Janus Capital.

Other Information

Organization

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.

As of the date of this Prospectus, the Trust offers 19 separate series, three of which currently offer three classes of shares.

The Trust currently offers the other 18 series by other prospectuses.

Shareholder Meetings

The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

Size of the Fund

The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

Master/Feeder Option

The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of all series of the Trust created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                     DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

To avoid taxation, the Internal Revenue Code requires the Fund to distribute net income and any net gains realized by its investments annually. The Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are declared and paid in December.

How Distributions Affect A Fund's NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"Buying A Dividend"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

Distribution Options

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling

1-800-525-3713.  The Fund offers the following options:

1. Reinvestment Option. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

2. Cash Option. You may receive your income dividends and capital gains distributions in cash.

3. Reinvest And Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

Taxation of the Fund

Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.

                           APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I.  Equity and Debt Securities

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies ("PFICs") are any foreign corporations which generate amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates. Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future -- i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II.  Futures, Options and Other Derivatives

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines on the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.



































                               40
00178001.AY1